Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consists of the following as of December 31:

	2014	2013	Range of Useful Lives (in years)
	(millions)
Power-generation assets(a)	$3,308	$2,203	5-30
Land improvements and buildings	127	92	25-30
Land	8	8
Other depreciable assets	191	65	3-30
Property, plant and equipment, gross	3,634	2,368
Accumulated depreciation	(358)	(262)
Property, plant and equipment - net	$3,276	$2,106
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(a)	Approximately 99% of power generation assets represent machinery and equipment used to generate electricity with a 30-year depreciable life.